Commitment and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Commitments and Contingencies Disclosure [Line Items]
Sublease income		$ 266,000
Operating leases, expiration period		2 years
Non-cancelable purchase order commitment	1,400,000	1,400,000
Non-cancelable purchase order delivery period	18 months
Non-cancelable purchase order commitment remained	1,400,000	1,400,000		700,000
Minimum Royalty Payable	1,800,000	1,800,000
Selling, General and Administrative Expenses
Commitments and Contingencies Disclosure [Line Items]
Lease and rental expense		$ 1,000,000	$ 1,300,000